Taxes and contributions (Detail) - BRL (R$) R$ in Thousands		Jun. 30, 2019	Dec. 31, 2018
Taxes [abstract]
Services tax	[1]	R$ 180,852	R$ 122,241
Value-added tax on sales and services	[2]	27,678	23,796
Social integration program	[3]	20,061	17,530
Social contribution on revenues	[3]	123,441	107,872
Income tax and social contribution	[4]	3,286	685
Other		2,500	1,919
Total		357,818	274,043
Judicial deposits
Services tax	[1]	(81,341)	(52,226)
Value-added tax on sales and services	[2]	(26,365)	(19,476)
Social integration program	[3]	(19,707)	(17,088)
Social contribution on revenues	[3]	(121,275)	(105,160)
Total	[5]	(248,688)	(193,950)
Total		R$ 109,130	R$ 80,093

[1]	Refers to taxes on revenue from transaction activities.
[2]	Refers to the Value-added Tax on Sales and Services (ICMS) amounts due by Net+Phone, related to tax substitution and tax rate differential, applied on sales of credit and debit card readers.
[3]	Refers mainly to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) charged on financial income.
[4]	Refers to the income tax and social contribution payable on current income taxes and contribution.
[5]	The PagSeguro Group obtained court decisions to deposit the amount related to the payments in escrow for matters discussed in items “i”, “ii” and “iii” above.